Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Shares, Issued	26,811,935	21,600,000
Common Stock, Shares, Outstanding	24,311,935	21,600,000